                                     [LOGO]

                                  SMITH BARNEY

                               MONEY Funds, Inc.






                                                   SEMI-ANNUAL REPORT

                                                   JUNE 30, 2000




                                     [LOGO]


             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

A Message from the Chairman


                                                               [PHOTO]

                                                               HEATH B.
                                                               MCLENDON
                                                               Chairman


Dear Shareholder:

For years, individuals and their families and businesses have considered the investment professionals of SSB Citi Fund Management LLC for market insights and advice. For some, the solution has been a long-term investment strategy, incorporating multiple stock, bond and money market mutual funds. Others have invested with specific portfolio managers who are recognized and respected for their insights and track records.

We believe that Smith Barney Mutual Funds represent extensive asset management experience. We also believe that expertise is achieved through the intelligent application of knowledge and experience. Our experienced portfolio managers have managed portfolios across markets and cycles. Whatever your investment objective may be, we think that following a disciplined investment plan is of paramount importance in these uncertain times. We encourage you to work closely with your Salomon Smith Barney Financial Professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you can do so with the knowledge that our resources are being committed to your financial future and that your investment success is our goal as well. Thank you for investing with us.

Sincerely,

/S/ Heath B. McLendon

Heath B. McLendon
Chairman

July 17, 2000



--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                1

Smith Barney Money
Funds, Inc.


[PHOTO]

PHYLLIS M. ZAHORODNY
Vice President

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Money Funds, Inc. ("Fund") for the period ended June 30, 2000. For your convenience, we have summarized the period's prevailing economic and market conditions and investment strategy below. The information provided represents the opinion of the manager and is not intended to be a forecast of future results. Further, there is no assurance that certain securities will remain in or out of the Fund. In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Summary
The chart below shows the yields for the Cash, Government and Retirement Portfolios ("Portfolio(s)") that make up the Fund for the seven-day period ended June 30, 2000.

Smith Barney Money Funds, Inc. Yields (Class A Shares)

Portfolio                Seven-Day Yield         Seven-Day Effective Yield(1)
---------                ---------------         ----------------------------
Cash                          6.09%                         6.28%
Government                    5.95                          6.13
Retirement                    5.98                          6.16

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



----------------
1 The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.



--------------------------------------------------------------------------------
2                                       2000 Semi-Annual Report to Shareholders

Investment Objective
Each Portfolio seeks maximum current income and the preservation of capital.

Government Portfolio
The Portfolio invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash and Retirement Portfolios
Both Portfolios invest in high quality U.S. dollar denominated short-term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each Portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Both the Cash Portfolio and the Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities. The Portfolios limit foreign investments to issues located in major industrialized countries.

Portfolio Updates/2/
During the reporting period,the Cash Portfolio's average maturity was kept short at 40 days and gradually lengthened to 60 days to capture higher yields as interest rates rose. Currently,our target will be to keep the Cash Portfolio's average life at about 65 days and maintain the Government Portfolio's average life at roughly 50 days.

The average maturity for the Retirement Portfolio was also kept short at 30 days and was gradually extended to the mid-40's. Going forward, we will target a neutral average life between 45 to 50 days for the Retirement Portfolio. We believe the peak in short-term interest rates may occur later on this year or early in 2001 and we will look to extend the Portfolios'maturities accordingly.

Moreover, we continued to purchase what we deem to be high-quality banks and corporate securities during the period. We have added several new issues to our approved list such as British Telecommunications (BT), Bell Atlantic Network Funding and Exxon/Mobil Australia, all of which maintain a large market share in their respective industries.

---------------------
2 Please note the Portfolios' holdings are subject to change and any discussion of the holdings is as of June 30, 2000. Please refer to pages six through nineteen for a complete list and percentage breakdown of the Portfolios' holdings.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                3

Market Update and Outlook
In late 1999, the Federal Reserve Board ("Fed") raised rates from 4.75% to 5.50% to reverse the interest rate cuts the Fed made as the emerging markets and overall global crisis of 1998.

Three quarters of above 5% Gross Domestic Product ("GDP")(3)growth with rising inflation, an over-exuberant stock market and tight labor markets prompted the Fed to step up its pace of monetary tightening. Since the beginning of the year the Fed has implemented three interest rate increases totaling 100 basis points(4)and announced its latest rate hike of 50 basis points at the May 16, 2000 Federal Open-Market Committee ("FOMC") meeting. The federal funds rate is now targeted at 6.50%. (The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.)

The second quarter of 2000 was anticipated to temporarily slow in response to weaker consumption data, but it is expected that GDP should remain at about 4.50%. We believe that higher labor costs have already imbedded themselves into the cost structure of many firms and the economy which concerns Fed policymakers. The Fed, as well as investors, will therefore watch future economic numbers closely to discern how many more interest rate increases may be required to slow economic growth further. At this point, various Wall Street economists and investment professionals are suggesting another 50 basis point increase over the remainder of the year. Whether that occurs will depend upon the success the Fed has in slowing growth and expectations with its recent interest rate increases.

In closing, thank you for investing in the Smith Barney Money Funds, Inc. We hope the Fund has been a convenient, cost-effective and competitive investment for your short-term assets.

Sincerely,


/S/ Phyllis Zahorodny

Phyllis Zahorodny
Vice President

July 17, 2000



------------------------
3 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is made up of consumer and government purchases, private domestic investments and net exports of goods and services.

4    A basis point is 0.01% or one one-hundredth of a percent.



--------------------------------------------------------------------------------
4                                       2000 Semi-Annual Report to Shareholders

Money Market Funds: An Investment Whose Objectives are Income, Capital Preservation and Liquidity

Since the 1970s, millions of investors worldwide have made money market funds a key part of their investment portfolios. While all investments involve some degree of risk, money market funds provide investors with an opportunity to earn current short-term interest rates with a higher degree of liquidity than most other types of funds.

While not insured by the U.S. government, money market funds may be suitable for almost all investors. The short-term nature of money market fund investments cause money market fund yield to move with short-term changes in interest rate without meaningfully affecting the principal value of the underlying investments.

The Smith Barney Money Funds, Inc. may help you achieve your investment goals of income and preservation of capital with liquidity. Interest earned from these funds are usually competitive to those offered for Certificates of Deposit ("CDs"),(1)but provide easier access to your money. Also, your monthly interest rate is currently higher than that offered by most banks' savings accounts. Of course interest rates are subject to change.

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



-------------------
1 CD is a debt instrument issued by a bank that usually pays an interest rate set by competitive forces in the marketplace. CDs are insured up to $100,000 under the Federal Deposit Insurance Corporation (FDIC).



--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                5

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                              June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                     ANNUALIZED
AMOUNT                   SECURITY                            YIELD             VALUE
=======================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 12.7%
$2,513,844,000   Federal Home Loan Mortgage Corp.
                   mature 7/7/00 to 8/31/00              6.48% to 6.65%  $2,501,764,712
 3,762,997,000   Federal National Mortgage Association
                   mature 7/20/00 to 4/26/01              6.49 to 6.93    3,716,613,105
---------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES (Cost--$6,218,377,817)                 6,218,377,817
=======================================================================================
BANK NOTES -- 2.6%
    50,000,000   Banc One NA
                   matures 10/10/00                           6.19           49,993,534
   450,000,000   Bank of America
                   mature 7/10/00 to 5/4/01               6.54 to 7.20      450,001,352
   100,000,000   First Union National Bank
                   matures 2/22/01                            6.80          100,000,000
   400,000,000   First USA Bank NA
                   mature 9/5/00 to 5/4/01                6.20 to 7.14      399,976,654
   250,000,000   Harris Bank
                   mature 8/18/00 to 8/28/00                  6.60          249,999,721
---------------------------------------------------------------------------------------
                 TOTAL BANK NOTES
                 (Cost-- $1,249,971,261)                                  1,249,971,261
=======================================================================================
MEDIUM-TERM NOTES -- 1.0%
    50,000,000   Abbey National PLC
                   matures 7/28/00                            5.75           49,998,688
   150,000,000   AT&T Corp.
                   matures 3/8/01                             6.67          150,000,000
   275,000,000   Merrill Lynch
                   mature 2/7/01 to 5/8/01                6.75 to 7.17      274,994,304
---------------------------------------------------------------------------------------
                 TOTAL MEDIUM-TERM NOTES
                 (Cost-- $474,992,992)                                      474,992,992
=======================================================================================
DOMESTIC CERTIFICATES OF DEPOSI T-- 1.4%
   150,000,000   American Centurion Bank
                   mature 7/10/00 to 8/14/00              6.52 to 6.62      150,000,000
   400,000,000   Chase Manhattan USA Delaware
                   mature 9/5/00 to 9/7/00                    6.70          400,000,000
    50,000,000   First Union National Bank
                   matures 4/30/01                            7.06           50,000,000
   100,000,000     Harris Bank
                   mature 7/24/00 to 8/11/00              5.60 to 6.57       99,999,708
---------------------------------------------------------------------------------------
                 TOTAL DOMESTIC CERTIFICATES
                 OF DEPOSIT (Cost-- $699,999,708)                           699,999,708
=======================================================================================

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                     ANNUALIZED
AMOUNT                   SECURITY                            YIELD           VALUE
=======================================================================================
TIME DEPOSITS -- 4.2%
$  203,128,000   Banc One Corp.
                   matures 7/3/00                             7.07%       $ 203,128,000
   400,000,000   Barclays Bank
                   matures 7/3/00                             7.00          400,000,000
   500,000,000   BNP Paribas
                   matures 7/3/00                             7.00          500,000,000
   100,000,000   Canadian Imperial Bank Commerce
                   matures 7/3/00                             7.00          100,000,000
   450,000,000   Credit Agricole Indosuez
                   matures 7/3/00                             7.00          450,000,000
   250,000,000   Union Bank of Switzerland
                   matures 7/5/00                             6.75          250,000,000
   150,000,000   Westdeutsche Landesbank
                   matures 7/3/00                             7.06          150,000,000
---------------------------------------------------------------------------------------
                 TOTAL TIME DEPOSITS
                 (Cost-- $2,053,128,000)                                  2,053,128,000
=======================================================================================

COMMERCIAL PAPER -- 59.0%
   100,000,000   Abbey National North America
                   matures 12/22/00                           6.83           96,846,667
   150,000,000   ABN AMRO (Canada)
                   mature 7/26/00 to 11/2/00              6.35 to 6.80      148,019,767
    50,000,000   ABN AMRO Bank NV
                   matures 8/7/00                             6.70           49,678,194
   229,000,000   Aegon Funding Corp.
                   mature 7/6/00 to 12/18/00              6.54 to 6.85      224,271,249
   250,000,000   Alcoa Inc.
                   mature 8/7/00 to 8/16/00               6.71 to 6.75      248,050,063
    70,000,000   A.I. Credit
                   mature 7/31/00 to 8/18/00                  6.60           69,542,572
    50,000,000   Alliance & Leicester Building Society
                   matures 9/6/00                             6.70           49,405,069
   500,000,000   American Express Credit Corp.
                   mature 7/5/00 to 9/11/00               6.54 to 6.79      496,987,696
   350,000,000   Amsterdam Funding Corp.
                 mature 7/12/00 to 8/15/00                6.59 to 6.64      347,932,812
   150,000,000   ANZ Delaware Inc.
                   mature 8/14/00 to 8/15/00                  6.61          148,846,417
   300,000,000   Aspen Funding
                   mature 7/5/00 to 8/2/00                6.56 to 6.71      299,248,847
   685,000,000     Asset Securitization
                   mature 7/5/00 to 8/16/00               6.53 to 6.71      681,793,159
   300,000,000     Associates Corp. of North America
                mature 7/5/00 to 8/21/00                  6.57 to 6.79      298,765,166

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                7

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                     ANNUALIZED
AMOUNT                   SECURITY                           YIELD            VALUE
=======================================================================================
COMMERCIAL PAPER -- 59.0% (continued)
$  400,000,000   Associates First Capital Co.
                   mature 8/10/00 to 9/8/00              6.62% to 6.70%    $396,335,486
   350,000,000   AT&T Corp.
                   mature 8/14/00 to 9/14/00                  6.70          346,106,584
   424,732,000   Atlantis One Funding Corp.
                   mature 7/6/00 to 8/21/00               6.56 to 6.72      422,603,422
   200,000,000   Banc One Corp.
                   mature 9/6/00 to 12/19/00              6.72 to 6.84      195,715,028
   550,000,000   BankAmerica Corp.
                   mature 8/10/00 to 11/10/00             6.35 to 6.89      540,071,931
   200,000,000   Bank of Nova Scotia
                   mature 7/10/00 to 9/6/00               6.54 to 6.70      198,957,458
   100,000,000   Barclays U.S. Funding Corp.
                   matures 7/24/00                            6.59           99,617,625
   528,505,000   Barton Capital Corp.
                   mature 7/10/00 to 7/21/00              6.54 to 6.74      527,324,003
    50,000,000   Baus Funding LLC
                   matures 8/10/00                            6.67           49,653,778
   250,000,000   BBL NA Inc.
                   mature 7/10/00 to 1/1/00               6.55 to 6.76      247,511,794
   246,800,000   BCI Funding Corp.
                   mature 7/6/00 to 11/1/00               6.53 to 6.71      244,423,502
   283,400,000   Bell Atlantic Financial Service
                   mature 7/13/00 to 8/23/00              6.52 to 6.72      281,441,194
   203,500,000   Bell Atlantic Network
                   mature 8/1/00 to 8/9/00                    6.60          202,246,318
   236,000,000   Bellsouth Capital Funding
                   mature 7/10/00 to 9/18/00              6.53 to 6.70      233,607,256
   175,000,000   Bellsouth Telecommunications
                   mature 7/24/00 to 8/18/00              6.57 to 6.61      173,783,417
   159,574,000   BMW U.S. Capital Corp.
                   mature 7/10/00 to 7/26/00              6.60 to 6.69      159,225,971
   150,000,000   British Telecommunication
                   mature 7/17/00 to 11/6/00              6.56 to 6.85      148,073,250
   200,000,000   Canadian Wheat Board
                   mature 8/17/00 to 8/25/00              6.60 to 6.70      198,213,444
    50,000,000   Cariplo Finance Inc.
                   matures 11/6/00                            6.76           48,857,250
   337,900,000   Caisse Des Depots et Consignation
                   mature 7/5/00 to 8/18/00               6.59 to 6.76      336,835,280
   157,000,000   CBA Finance Inc.
                   mature 8/15/00 to 12/22/00             6.60 to 6.85      154,131,703
   436,345,000   Centric Capital Corp.
                   mature 7/14/00 to 8/17/00              6.58 to 6.76      434,069,017

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
8                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                     ANNUALIZED
AMOUNT                   SECURITY                           YIELD            VALUE
=======================================================================================
COMMERCIAL PAPER -- 59.0% (continued)
$  400,000,000   CIT Group Holdings, Inc.
                   mature 8/7/00 to 10/23/00             6.56% to 6.72%    $396,029,514
   130,000,000   Coca-Cola Co.
                   mature 7/28/00 to 8/25/00              6.57 to 6.61      129,138,986
   300,000,000   Credit Suisse/First Boston
                   mature 8/21/00 to 12/20/00             6.71 to 6.85      294,599,688
   207,000,000   Cregem North America
                   mature 7/3/00 to 9/7/00                6.53 to 6.70      205,347,430
   550,000,000   Daimler Chrysler Holdings Co.
                   mature 7/10/00 to 11/7/00              6.52 to 6.88      545,819,930
   576,346,000   Delaware Funding Corp.
                   mature 7/7/00 to 8/22/00               6.56 to 6.66      574,291,832
   125,000,000   Den Danske Corp.
                   mature 7/6/00 to 11/15/00              6.55 to 6.86      122,600,563
   400,000,000   Deutsche Bank Finance Inc.
                   mature 7/10/00 to 12/19/00             6.52 to 6.86      393,386,049
   400,000,000   Diageo PLC
                   mature 7/5/00 to 8/15/00               6.60 to 6.91      398,365,777
   500,000,000   Dresdner U.S. Finance, Inc.
                   mature 7/5/00 to 7/24/00               6.56 to 6.79      499,180,083
   200,000,000   E.I. du Pont de Nemours
                   mature 7/17/00 to 8/10/00              6.54 to 6.65      199,278,000
   263,102,000   Enterprise Funding Corp.
                   mature 7/7/00 to 7/20/00               5.76 to 6.56      262,649,318
   100,000,000   Exxon Mobil Australia
                   matures 7/5/00                             6.74           99,962,611
   519,625,000   Falcon Asset Securities Corp.
                   mature 7/7/00 to 8/3/00                6.57 to 6.63      518,092,964
   100,000,000   First Union Corp.
                   matures 12/21/00                           6.82           96,869,750
   120,568,000   Fleet Funding Inc.
                   mature 7/11/00 to 7/12/00                  6.57          120,389,110
    50,000,000   Ford Credit Europe PLC
                   matures 7/10/00                            6.56           49,936,611
   550,000,000   Ford Motor Credit Co.
                   mature 7/6/00 to 12/19/00              6.51 to 6.81      544,922,972
   265,100,000   Fortis Funding LLC
                   mature 7/14/00 to 11/6/00              6.35 to 6.75      261,659,295
   525,000,000   General Electric Capital Corp.
                   mature 8/14/00 to 11/10/00             6.60 to 6.85      518,157,979
   350,000,000   General Electric International
                   mature 7/10/00 to 8/21/00              6.53 to 6.63      348,472,444
   650,000,000   General Motors Acceptance Corp.
                   mature 7/10/00 to 10/31/00             6.52 to 6.73      644,087,375

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                9

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                     ANNUALIZED
AMOUNT                   SECURITY                           YIELD            VALUE
=======================================================================================
COMMERCIAL PAPER -- 59.0% (continued)
$  228,200,000   Glaxo Wellcome PLC
                   mature 7/24/00 to 7/26/00             6.56% to 6.58%    $227,283,002
   700,000,000   Goldman Sachs
                   mature 7/5/00 to 11/13/00              6.56 to 6.76      693,050,660
    96,500,000   GTE
                   mature 7/5/00 to 7/31/00               6.62 to 6.67       96,138,897
   200,000,000   Halifax PLC
                   mature 7/6/00 to 7/12/00               6.56 to 6.57      199,782,417
   245,500,000   Honeywell International
                   mature 7/11/00 to 8/21/00              6.54 to 6.62      244,347,424
   200,000,000   Household Finance Corp.
                   matures 7/6/00                             6.55          199,891,333
   200,000,000   IBM Corp.
                   matures 7/10/00                            6.62          199,743,333
   100,000,000   IBM Credit Corp
                   matures 7/12/00                            6.55           99,837,250
   344,400,000   International Lease Finance
                   mature 7/7/00 to 9/11/00               6.50 to 6.68      342,390,366
   100,000,000   International Nederlanden U.S.
                   Funding Corp.
                   matures 7/7/00                             6.55           99,927,611
   550,000,000   J.P. Morgan & Co.
                   mature 7/10/00 to 11/6/00              6.54 to 6.81      544,905,791
    60,000,000   Johnson & Johnson
                   matures 8/14/00                            6.59           59,543,600
   648,913,000   Kitty Hawk
                   mature 7/7/00 to 7/25/00               6.57 to 6.67      647,564,936
   115,000,000   Lloyds Bank
                   mature 7/12/00 to 8/16/00              6.55 to 6.60      114,399,853
   200,000,000   Lucent Technologies
                   mature 8/14/00 to 8/15/00                  6.59          198,474,139
   450,000,000   Merrill Lynch
                   mature 7/13/00 to 11/1/00              6.58 to 6.72      444,816,528
   278,005,000   Monte Rosa Capital
                   mature 7/7/00 to 8/7/00                5.78 to 6.57      277,132,538
   800,000,000   Morgan Stanley Dean Witter & Co.
                   mature 7/10/00 to 9/8/00               6.54 to 6.71      793,778,222
   400,000,000   Moriarity Ltd.
                   mature 7/10/00 to 12/20/00             6.37 to 6.88      393,337,306
   300,000,000   National Australia Funding Delaware
                   matures 7/6/00                             6.79          299,830,500
   300,000,000   Nationwide Building Society
                   mature 8/7/00 to 12/14/00              6.65 to 6.88      295,721,139
   200,000,000   New Center Asset Trust
                   mature 7/5/00 to 7/6/00                6.53 to 6.56      199,909,500

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                    ANNUALIZED
AMOUNT                   SECURITY                           YIELD           VALUE
=======================================================================================
COMMERCIAL PAPER -- 59.0% (continued)
$  250,000,000   Newport Funding
                   mature 7/12/00 to 8/14/00             5.71% to 6.58%    $248,779,937
   325,200,000   Oesterreische Kontrollbank
                   mature 7/12/00 to 7/24/00              5.57 to 6.54      324,451,357
   358,662,000   Pfizer Inc.
                   mature 7/5/00 to 7/25/00               6.52 to 6.56      357,651,613
   444,209,000   Preferred Receivable Funding
                   mature 7/6/00 to 8/21/00               6.56 to 6.65      441,792,544
   146,000,000   Private Export Funding Corp.
                   mature 9/7/00 to 12/14/00              6.68 to 6.80      142,985,906
   340,000,000   Procter & Gamble Co.
                   mature 7/5/00 to 8/21/00               6.53 to 6.61      337,812,427
   298,500,000   Province de Quebec
                   mature 10/16/00 to 10/24/00            6.53 to 6.73      292,852,340
   200,000,000   Prudential Funding Corp.
                   mature 7/5/00 to 7/12/00                   6.56          199,800,667
   356,264,000   Quincy Capital Corp.
                   mature 7/5/00 to 8/10/00               6.54 to 6.66      355,109,473
   271,971,000   Receivable Capital Corp.
                   mature 7/7/00 to 8/4/00                6.53 to 6.72      271,022,572
    75,000,000   Saint-Gobain Compagnie
                   mature 8/8/00 to 11/1/00               6.71 to 6.83       73,725,833
   100,000,000   San Paolo U.S. Finance Inc.
                   mature 8/16/00 to 11/2/00              6.61 to 6.70       98,502,333
   175,100,000   Sara Lee Corp.
                   mature 7/6/00 to 7/12/00               6.51 to 6.54      174,956,012
   344,917,000   SBC Communications
                   mature 7/18/00 to 10/11/00             6.53 to 6.67      342,486,956
    80,000,000   Societe Generale NA Inc.
                   matures 7/5/00                             6.56           79,970,978
   347,497,000   Transamerica Finance Corp.
                   mature 7/7/00 to 9/5/00                6.56 to 6.71      344,931,115
   175,000,000   Unifunding Inc.
                   mature 7/24/00 to 11/1/00              6.69 to 6.82      172,952,604
   100,000,000   Unilever Capital Corp.
                   matures 7/10/00                            6.52           99,874,583
   180,000,000   Union Bank of Switzerland
                   mature 7/3/00 to 7/6/00                6.55 to 6.75      179,945,750
   176,100,000   USAA Capital Corp.
                   mature 7/24/00 to 8/21/00              6.56 to 6.70      174,767,924
   161,000,000   Wal-Mart Stores Inc.
                   mature 7/1/00 to 9/19/00               6.53 to 6.70      159,591,358
   122,750,000   Walt Disney Co.
                   mature 7/11/00 to 7/12/00                  6.55          122,559,542

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                11

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                        ANNUALIZED
AMOUNT                   SECURITY                              YIELD          VALUE
=======================================================================================
COMMERCIAL PAPER -- 59.0% (continued)
$  500,000,000   Wells Fargo Co.
                   mature 7/10/00 to 9/8/00               6.50% to 6.74%  $ 495,886,639
    50,000,000   Westpac
                   matures 11/6/00                            6.75           48,859,000
   500,000,000   Windmill Funding Corp.
                   mature 7/6/00 to 8/22/00               6.55 to 6.73      497,816,882
   100,000,000   Woolwich Building Society
                   mature 12/18/00 to 12/21/00            6.82 to 6.85       96,889,042
---------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost-- $28,829,212,402)                                28,829,212,402
=======================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 18.1%
    375,000,000     Abbey National PLC
                   mature 7/24/00 to 5/8/01               5.70 to 7.14      374,985,680
    50,000,000      ABN AMRO Bank (New York)
                   matures 8/7/00                             6.70           49,945,495
    125,000,000     ABN AMRO Bank NV
                   mature 8/21/00 to 11/6/00              6.61 to 6.75      125,003,801
    50,000,000      Alliance & Leicester PLC
                   matures 7/10/00                            6.54           50,000,096
    85,000,000      ANZ Delaware Inc.
                   mature 10/27/00 to 5/2/01              6.54 to 7.00       84,994,499
    100,000,000     Banca Commerce Italiana
                   mature 8/16/00 to 9/7/00               6.68 to 6.71      100,001,502
    225,000,000     Banca Intesa S.p.A.
                   mature 8/2/00 to 9/11/00               6.62 to 6.74      225,002,206
    275,000,000     Bank Austriengellschaft
                   mature 9/7/00 to 11/15/00              6.70 to 6.85      275,011,893
    300,000,000     Bank of Montreal
                   mature 7/12/00 to 8/21/00              6.56 to 6.63      300,000,000
    190,000,000     Bank of Nova Scotia
                   mature 9/28/00 to 5/3/01               6.20 to 7.07      189,961,835
    125,000,000     Banque National De Paris
                   matures 11/8/00 to 4/30/01             6.81 to 6.90      124,999,530
    88,500,000      Barclays Bank
                   mature 9/5/00 to 10/2/00               6.20 to 6.70       88,484,970
    550,000,000     Bayerische Hypo-Und Vereinsbank
                   mature 7/10/00 to 4/17/01              6.52 to 6.81      549,964,475
    250,000,000     Bayerische Landesbank
                   mature 7/25/00 to 10/2/00              6.02 to 6.62      249,971,179
    50,000,000      BNP Paribas
                   matures 7/24/00                            6.54           50,000,000
    400,000,000     Canadian Imperial Bank Commerce
                   mature 8/8/00 to 11/15/00              6.63 to 6.85      399,980,493

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
12                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                         ANNUALIZED
AMOUNT                   SECURITY                                YIELD         VALUE
=======================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 18.1%      (continued)
$  50,000,000    Cariplo
                   matures 9/7/00                             6.71%        $ 50,000,901
   400,000,000   Commerzbank
                   mature 7/3/00 to 5/8/01                5.80 to 7.21      399,983,784
   250,000,000   Credit Agricole Indosuez
                   mature 8/21/00 to 5/3/01               6.60 to 7.06      250,000,000
   50,000,000    Credit Suisse
                   matures 8/2/00                             6.70           50,000,412
   125,000,000   Den Danske Corp.
                   mature 7/12/00 to 8/16/00              5.75 to 6.70      125,000,522
   300,000,000   Deutsche Bank
                   mature 9/11/00 to 12/20/00             6.35 to 6.84      299,995,101
   100,000,000   Dresdner Bank
                   mature 11/6/00 to 5/4/01               6.82 to 7.21      100,000,000
   25,000,000    Halifax Building Society
                   matures 12/21/00                           6.81           25,001,148
   300,000,000   Hessiche Landesbank
                   mature 7/14/00 to 5/4/01               6.00 to 7.14      299,980,934
   275,000,000   International Nederlanden Group
                   mature 9/7/00 to 11/6/00               6.35 to 6.73      275,007,438
   200,000,000   KBC Bank NV
                   mature 11/3/00 to 11/6/00              6.70 to 6.72      200,006,687
   385,000,000   Lloyds Bank
                   mature 8/8/00 to 9/7/00                6.64 to 6.70      385,005,774
   100,000,000   National Australia Bank
                   matures 8/16/00                            6.61          100,000,604
   125,000,000   National Bank of Canada
                   mature 9/12/00 to 4/30/01              6.37 to 6.90      125,000,000
   250,000,000   National Westminster Bank PLC
                   mature 7/3/00 to 2/12/01               5.70 to 6.76      249,970,900
   350,000,000   Rabobank
                   matures 9/25/00                            6.35          350,007,909
   250,000,000   Royal Bank of Canada
                   mature 7/12/00 to 5/4/01               5.75 to 7.10      249,986,418
   100,000,000   Royal Bank of Scotland
                   matures 8/22/00                            6.61          100,001,373
   50,000,000    San Paolo Bank
                   matures 9/6/00                             6.73           50,000,888
   200,000,000   San Paolo Bank New York
                   mature 7/12/00 to 5/8/01               5.76 to 7.22      199,994,994
   430,000,000   Societe Generale New York
                   mature 7/6/00 to 5/2/01                6.54 to 7.00      429,984,377
   350,000,000   Svenska Handelsbanken
                   mature 7/10/00 to 12/27/00             6.48 to 6.85      349,993,723

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                13

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

 FACE                                                      ANNUALIZED
AMOUNT                   SECURITY                            YIELD             VALUE
=========================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 18.1% (continued)
$  142,000,000   Toronto Dominion
                   mature 9/25/00 to 12/21/00            6.47% to 6.84%  $    141,989,126
   50,000,000    Unicredito Italiano
                   matures 5/8/01                             7.14             50,004,000
   484,000,000   Union Bank of Switzerland
                   mature 7/27/00 to 5/3/01               5.75 to 7.07        483,971,185
   250,000,000   Westdeutsche Landesbank
                   mature 8/15/00 to 5/4/01               6.60 to 7.12        250,000,000
-----------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES
                 OF DEPOSIT (Cost --  $8,829,195,852)                       8,829,195,852
=========================================================================================
REPURCHASE AGREEMENT -- 1.0%
   500,000,000   Morgan Stanley Dean Witter & Co., 6.47% due 7/12/00;
                   Proceeds at maturity -- $502,605,972;
                   (Fully collateralized by FNMA,  5.50% to 8.50%
                   due 5/1/09 to 1/1/24; Market value -- $508,857,945)
                   (Cost -- $500,000,000)                                   500,000,000
=======================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost-- $48,854,878,032*)                              $48,854,878,032
=======================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.





                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                              GOVERNMENT PORTFOLIO

 FACE                                                         ANNUALIZED
AMOUNT                   SECURITY                                YIELD         VALUE
=========================================================================================

U.S. AGENCIES AND INSTRUMENTALITIES -- 99.9 %
$   98,433,000   Federal Farm Credit Bank
                   mature 8/7/00 to 3/15/01                6.14% to 6.61%  $    96,450,701
 1,851,132,000   Federal Home Loan Bank
                   mature 7/5/00 to 3/12/01                 6.13 to 6.64    1,842,121,622
 2,074,496,000   Federal Home Loan Mortgage Corp.
                   mature 7/5/00 to 11/9/00                 5.51 to 6.85    2,065,336,089
 1,418,611,000   Federal National Mortgage Assocation
                   mature 7/6/00 to 6/6/01                  5.92 to 6.91    1,399,880,268
-----------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES (Cost -- $5,403,788,680)                 5,403,788,680
=========================================================================================
REPURCHASE AGREEMENT -- 0.1%
   206,817,000   Morgan Stanley Dean Witter & Co., 6.53% due 7/3/00;
                   Proceeds at maturity -- $206,929,543;
                   (Fully collateralized by U.S. Treasury  Notes,
                   5.00% to 6.75% due 4/30/01 to 2/15/07;
                   Market value-- $208,337,674) (Cost -- $206,817,000)        206,817,000
=========================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $5,610,605,680*)                                 $5,610,605,680
=========================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                               15

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

 FACE                                                         ANNUALIZED
AMOUNT                   SECURITY                                YIELD         VALUE
=======================================================================================

U.S. AGENCIES AND INSTRUMENTALITIES -- 2.9%
  $35,000,000    Federal Home Loan Bank
                   mature 7/19/00 to 8/16/00             6.13% to 6.47%     $34,855,611
   15,000,000    Federal National Mortgage Association
                   matures 8/10/00                            6.60           14,897,242
---------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES (Cost -- $49,752,853)                     49,752,853
=======================================================================================
BANK NOTES -- 2.0%
    25,000,000   Bank of America
                   mature 12/19/00 to 5/4/01              6.83 to 7.20       25,000,000
    10,000,000   First Union National Bank
                   matures 2/20/01                            6.80           10,000,000
---------------------------------------------------------------------------------------
                 TOTAL BANK NOTES
                 (Cost -- $35,000,000)                                       35,000,000
=======================================================================================
MEDIUM-TERM NOTE-- 0.6%
    10,000,000   Abbey National PLC
                   matures 7/28/00 (Cost -- $9,999,738)       5.75            9,999,738
=======================================================================================
COMMERCIAL       PAPER -- 64.9%
    20,000,000   Alcoa Inc.
                   matures 8/16/00                            6.75           19,837,444
    15,000,000   American Express Co.
                   matures 8/1/00                             6.63           14,920,733
    15,000,000   ANZ Delaware Inc.
                   matures 8/15/00                            6.61           14,882,825
    35,000,000   Asset Securitization Corp.
                   mature 7/6/00 to 8/10/00               6.61 to 6.69       34,824,833
    22,000,000   Atlantis One Funding Corp.
                   mature 8/23/00 to 12/14/00             6.63 to 6.88       21,648,539
    48,000,000   AT&T Corp.
                   mature 7/10/00 to 8/14/00              6.54 to 6.61       47,871,690
    10,000,000   Bank Brussels Lambert
                   matures 9/5/00                             6.74            9,882,311
    25,000,000   Bank of America Corp.
                   mature 10/27/00 to 11/10/00            6.70 to 6.89       24,446,300
    10,000,000   Bank of New York
                   matures 8/4/00                             6.63            9,941,689
    48,900,000   Bank of Nova Scotia
                   mature 8/3/00 to 8/7/00                6.61 to 6.65       48,602,251
    18,000,000   Barclays U.S. Funding Corp.
                   matures 7/20/00                            6.57           17,944,453
    25,000,000   BCI Funding Corp.
                   mature 7/5/00 to 7/21/00               6.55 to 6.58       24,947,333

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

 FACE                                                        ANNUALIZED
AMOUNT                   SECURITY                              YIELD           VALUE
=======================================================================================
COMMERCIAL PAPER -- 64.9% (continued)
   $44,000,000   Bell Atlantic Financial Services
                   mature 7/5/00 to 8/22/00              6.52% to 6.62%     $43,768,950
    20,000,000   BellSouth Capital Funding Corp.
                   matures 7/25/00                            6.63           19,919,333
    25,000,000   British Telecommunications
                   matures 8/4/00                             6.70           24,853,333
    25,000,000   CIT Group Holdings Inc.
                   matures 7/13/00                            6.56           24,954,653
    17,875,000   Coca-Cola Co.
                   matures 9/1/00                             6.63           17,680,163
    22,000,000   Credito Italiano Delaware Inc.
                   matures 7/26/00                            6.64           21,907,093
    21,900,000   Cregem North America Inc.
                   matures 7/3/00                             6.59           21,900,000
    20,000,000   Daimler Chrysler North America
                   matures 7/13/00                            6.72           19,962,777
    20,000,000   Den Danske Corp.
                   matures 8/7/00                             6.66           19,872,055
    20,000,000   Dresdner U.S. Finance Inc.
                   matures 7/14/00                            6.68           19,959,300
    19,875,000   E.I. du Pont de Nemours & Co.
                   matures 8/3/00                             6.58           19,763,071
    20,000,000   Ford Motor Credit
                   matures 7/13/00                            6.62           19,963,333
    37,000,000   General Electric Capital Corp.
                   mature 7/19/00 to 8/23/00              6.62 to 6.64       36,815,376
    47,000,000   General Motors Acceptance Corp.
                   mature 7/10/00 to 8/9/00               6.55 to 6.69       46,799,504
    38,000,000   Goldman Sachs & Co.
                   mature 7/5/00 to 11/1/00               6.58 to 6.85       37,789,267
    32,000,000   Halifax PLC
                   mature 7/3/00 to 7/6/00                6.54 to 6.56       31,990,763
    25,000,000   IBM Credit Corp.
                   matures 7/5/00                             6.54           24,990,958
    20,000,000   International Lease Finance
                   matures 7/28/00                            6.60           19,908,889
    30,000,000   J.P. Morgan & Co.
                   mature 7/6/00 to 8/31/00               6.52 to 6.71       29,829,688
    12,000,000   Lucent Technologies
                   matures 8/21/00                            6.61           11,893,017
    26,000,000   Merrill Lynch
                   mature 8/21/00 to 11/1/00              6.66 to 6.72       25,560,611
    20,000,000   Morgan Stanley Dean Witter & Co.
                   matures 8/16/00                            6.64           19,839,644

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                               17

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

 FACE                                                        ANNUALIZED
AMOUNT                   SECURITY                              YIELD           VALUE
=======================================================================================
COMMERCIAL PAPER -- 64.9% (continued)
   $25,000,000   Nationwide Building Society
                   matures 8/8/00                             6.63%       $  24,836,000
    35,000,000   Nestle Capital Corp.
                   matures 7/14/00                            6.62           34,929,417
    27,075,000   Preferred Receivables Funding Corp.
                   mature 7/5/00 to 7/11/00               6.57 to 6.63       27,043,391
    30,900,000   Procter & Gamble Co.
                   mature 7/5/00 to 7/6/00                6.54 to 6.58       30,886,661
    10,000,000   Province De Quebec
                   matures 12/13/00                           6.82            9,701,167
    10,000,000   Prudential Funding Corp.
                   matures 7/6/00                             6.56            9,994,550
    10,000,000   San Paolo U.S. Finance
                   matures 7/6/00                             6.56            9,994,567
    25,000,000   Societe Generale
                   matures 7/5/00                             6.56           24,990,931
    12,456,000   Transamerica Finance Corp.
                   matures 7/27/00                            6.66           12,401,028
     8,318,000   Unifunding Inc.
                   matures 8/29/00                            6.73            8,230,814
    17,000,000   Union Bank Of Switzerland
                   matures 7/3/00                             6.75           17,000,000
    35,000,000   Wells Fargo Co.
                   mature 8/7/00 to 9/11/00               6.65 to 6.70       34,647,910
    15,000,000   Woolwich Building Society
                   matures 9/15/00                            6.71           14,796,500
---------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost -- $1,109,125,115)                                 1,109,125,115
=======================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT-- 2.9%
    34,000,000   Harris Bank mature 7/24/00 to 8/22/00    6.57 to 6.63       33,999,350
    14,900,000   Chase Manhattan Bank
                   matures 9/5/00                             6.70           14,900,000
---------------------------------------------------------------------------------------
                 TOTAL DOMESTIC CERTIFICATES
                 OF DEPOSIT (Cost-- $48,899,350)                             48,899,350
=======================================================================================
FOREIGN CERTIFICATES OF DEPOSIT-- 17.8%
    45,000,000   Bayerische Hypo-und Vereinsbank
                   mature 7/12/00 to 9/7/00               5.80 to 6.70       44,999,065
    40,000,000   Canadian Imperial Bank Commerce
                   mature 8/16/00 to 8/28/00              6.63 to 6.70       40,000,000
    15,000,000   Commerzbank
                   matures 8/22/00                            6.61           15,000,206
    20,000,000   Credit Suisse First Boston Corp.
                   matures 8/2/00                             6.70           20,000,165

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  June 30, 2000
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

 FACE                                                        ANNUALIZED
AMOUNT                   SECURITY                              YIELD           VALUE
=======================================================================================
FOREIGN CERTIFICATES OF DEPOSIT-- 17.8% (continued)
   $32,000,000   Deutsche Bank
                   mature 9/19/00 to 12/1/00            6.35% to 6.90%    $  31,998,824
    10,000,000   Hessiche Bank Landesbank
                   matures 9/29/00                            6.22            9,992,905
    25,000,000   International Nederlanden Group
                   mature 11/6/00 to 12/21/00             6.55 to 6.73       25,000,960
    10,000,000   Lloyds Bank
                   matures 9/6/00                             6.70           10,000,178
    12,000,000   National Westminster PLC
                   matures 7/10/00                            6.20           11,999,798
    10,000,000   San Paolo Bank
                   matures 9/6/00                             6.72           10,000,888
    10,000,000   Svenska Handelsbanken
                   matures 7/24/00                            6.65            9,999,703
    30,000,000   Toronto Dominion
                   mature 9/28/00 to 2/7/01               6.47 to 6.75       29,993,041
    10,000,000   Union Bank of Switzerland
                   matures 5/3/01                             7.07            9,999,212
    35,000,000   Westdeutsche Landesbank
                   mature 9/5/00 to 5/3/01                6.72 to 7.07       35,001,182
---------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES
                 OF DEPOSIT (Cost-- $303,986,127)                           303,986,127
=======================================================================================
TIME DEPOSITS -- 8.8%
    50,000,000   Bank Austriaengellschaft
                   matures 7/3/00                             7.00           50,000,000
    50,000,000   Banc One Corp.
                   matures 7/3/00                             7.07           50,000,000
    50,000,000   BNP Paribas
                   matures 7/3/00                             7.00           50,000,000
---------------------------------------------------------------------------------------
                 TOTAL TIME DEPOSITS
                 (Cost-- $150,000,000)                                      150,000,000
=======================================================================================
REPURCHASE AGREEMENT -- 0.1%
     2,485,000   Morgan Stanley Dean Witter & Co., 6.53% due 7/3/00;
                   Proceeds at maturity -- $2,486,352;
                   (Fully collateralized by U.S. Treasury Notes and Bonds,
                   5.50% to 10.75% due 2/28/03 to 8/15/05;
                   Market value -- $3,135,007) (Cost -- $2,485,000)           2,485,000
=======================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $1,709,248,183*)                               $1,709,248,183
=======================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                19

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unauditied)                  June 30, 2000
--------------------------------------------------------------------------------

                                              Cash          Government        Retirement
                                            Portfolio        Portfolio         Portfolio
-------------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost        $ 48,854,878,032  $ 5,610,605,680   $ 1,709,248,183
  Cash                                               637              520               558
  Interest receivable                        157,756,814        1,805,141         5,090,547
-------------------------------------------------------------------------------------------
  Total Assets                            49,012,635,483    5,612,411,341     1,714,339,288
-------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                          169,634,589       18,988,605         5,889,334
  Management fees payable                     15,936,495        1,936,219           657,210
  Distribution fees payable                    1,735,326          168,038            62,919
  Deferred compensation payable                  147,128           25,225             9,727
  Accrued expenses                            17,275,672        1,212,980           478,345
-------------------------------------------------------------------------------------------
  Total Liabilities                          204,729,210       22,331,067         7,097,535
-------------------------------------------------------------------------------------------
Total Net Assets                         $48,807,906,273   $5,590,080,274    $1,707,241,753
===========================================================================================
NET ASSETS:
  Par value of capital shares
    (50,000,000,000,
    10,000,000,000 and
    5,000,000,000 shares
    authorized, respectively;
    par value $0.01 per share)          $    488,085,624  $    55,900,643   $    17,072,398
  Capital paid in excess of par value     48,320,724,580    5,534,180,318     1,690,167,379
  Undistributed net investment income              5,745               --             1,976
  Accumulated net realized loss
    from security transactions                  (909,676)            (687)               --
-------------------------------------------------------------------------------------------
Total Net Assets                         $48,807,906,273   $5,590,080,274    $1,707,241,753
===========================================================================================
Shares Outstanding:
  Class A                                 48,629,689,367    5,569,288,407     1,707,239,777
  -----------------------------------------------------------------------------------------
  Class L                                        203,258          118,117                --
  -----------------------------------------------------------------------------------------
  Class Y                                     28,159,431       20,657,793                --
  -----------------------------------------------------------------------------------------
  Class Z                                    150,510,301               --                --
  -----------------------------------------------------------------------------------------
Net Asset Value, Per Share
  (all classes of shares)                          $1.00            $1.00             $1.00
===========================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000

                                          Cash         Government     Retirement
                                        Portfolio      Portfolio      Portfolio
================================================================================
INVESTMENT INCOME:
  Interest                          $1,529,140,299   $167,423,776    $54,349,927
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)              94,515,303     11,680,157      3,789,055
  Distribution fees (Note 3)            24,965,203      2,785,717        884,250
  Shareholder and system
    servicing fees                      24,697,389      1,741,030      1,097,185
  Shareholder communications             2,392,000        192,200        202,400
  Registration fees                      1,565,000        110,400         41,400
  Custody                                1,105,400        106,720         36,800
  Directors' fees                           92,100         15,640          6,624
  Insurance                                 60,150         29,340          9,200
  Audit and legal                           36,830         27,940         20,608
  Other                                     32,290         18,400          7,360
--------------------------------------------------------------------------------
Total Expenses                         149,461,665     16,707,544      6,094,882
--------------------------------------------------------------------------------
Net Investment Income                1,379,678,634    150,716,232     48,255,045
--------------------------------------------------------------------------------
Net Realized Gain From
  Security Transactions                     65,472             --             --
--------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                   $1,379,744,106   $150,716,232    $48,255,045
================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

Cash Portfolio                                     2000               1999
================================================================================
OPERATIONS:
  Net investment income                      $  1,379,678,634  $  2,025,542,636
  Net realized gain                                    65,472            29,464
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations        1,379,744,106     2,025,572,100
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                          (1,379,678,634)   (2,025,536,891)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares            135,694,015,586   198,679,971,946
  Net asset value of shares issued
    for reinvestment of dividends               1,184,525,644     2,050,571,947
  Cost of shares reacquired                  (133,748,003,946) (195,130,900,489)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                     3,130,537,284     5,599,643,404
--------------------------------------------------------------------------------
Increase in Net Assets                          3,130,602,756     5,599,678,613

NET ASSETS:
  Beginning of period                          45,677,303,517    40,077,624,904
--------------------------------------------------------------------------------
  End of period*                             $ 48,807,906,273  $ 45,677,303,517
================================================================================
* Includes undistributed net investment income of:     $5,745            $5,745
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

Government Portfolio                               2000               1999
================================================================================
OPERATIONS:
  Net investment income                       $   150,716,232   $   245,816,433
  Net realized loss                                        --              (687)
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations          150,716,232       245,815,746
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                            (150,716,232)     (245,816,433)

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares             11,100,874,875    19,683,983,366
  Net asset value of shares issued
    for reinvestment of dividends                 130,147,209       251,441,644
  Cost of shares reacquired                   (11,062,703,546)  (19,858,393,187)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                       168,318,538        77,031,823
--------------------------------------------------------------------------------
Increase in Net Assets                            168,318,538        77,031,136

NET ASSETS:
Beginning of period                             5,421,761,736     5,344,730,600
--------------------------------------------------------------------------------
End of period                                 $ 5,590,080,274   $ 5,421,761,736
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                23

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

Retirement Portfolio                               2000              1999
================================================================================
OPERATIONS:
  Net investment income                        $   48,255,045    $   77,273,358
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations           48,255,045        77,273,358
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                             (48,255,045)      (77,273,358)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares              3,927,848,865     6,301,771,167
  Net asset value of shares issued
    for reinvestment of dividends                  41,617,498        78,916,786
  Cost of shares reacquired                    (3,965,924,478)   (6,359,076,721)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                         3,541,885        21,611,232
--------------------------------------------------------------------------------
Increase in Net Assets                              3,541,885        21,611,232

NET ASSETS:
  Beginning of period                           1,703,699,868     1,682,088,636
--------------------------------------------------------------------------------
  End of period*                               $1,707,241,753    $1,703,699,868
================================================================================
* Includes undistributed net investment income of:     $1,976            $1,976
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SSBC a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government
Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets,

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account, PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2000, the Fund paid transfer agent fees of $16,552,907, $1,363,104 and $1,063,902 for the Cash, Government and Retirement Portfolios, respectively, to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB, for assistance in distributing Class A and L shares, calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the six months ended June 30,2000,total Distribution Plan fees incurred were:

Portfolio                                              Class A           Class L
================================================================================
Cash                                                 $24,965,037            $166
Government                                             2,785,658              59
Retirement                                               884,250              --
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Capital Loss Carryforward

At December 31, 1999, the Cash Portfolio and the Government Portfolio had, for Federal tax purposes, approximately $1,245,000 and $1,000, respectively,of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                               2000           2001          2007
================================================================================
Cash Portfolio                               $114,000     $1,131,000          --
--------------------------------------------------------------------------------
Government Portfolio                               --             --     $ 1,000
================================================================================

--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Capital Shares

The Fund offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

Transactions in shares of each Portfolio were as follows:

                                            Six Months Ended     Year Ended
Cash Portfolio                                June 30, 2000   December 31, 1999
================================================================================
Class A
  Shares sold                               135,331,671,162     198,147,351,264
  Shares issued on reinvestment               1,180,015,056       2,042,125,985
  Shares reacquired                        (133,364,252,907)   (194,624,622,047)
--------------------------------------------------------------------------------
  Net Increase                                3,147,433,311       5,564,855,202
================================================================================
Class L
  Shares sold                                       153,557             544,299
  Shares issued on reinvestment                       7,903              21,431
  Shares reacquired                                (540,532)           (395,544)
--------------------------------------------------------------------------------
  Net Increase (Decrease)                          (379,072)            170,186
================================================================================
Class Y
  Shares sold                                   277,283,187         354,140,105
  Shares issued on reinvestment                   1,026,126           3,500,399
  Shares reacquired                            (317,551,315)       (448,769,869)
--------------------------------------------------------------------------------
  Net Decrease                                  (39,242,002)        (91,129,365)
================================================================================
Class Z
  Shares sold                                    84,907,680         177,936,278
  Shares issued on reinvestment                   3,476,559           4,924,132
  Shares reacquired                             (65,659,192)        (57,113,029)
--------------------------------------------------------------------------------
  Net Increase                                   22,725,047         125,747,381
================================================================================

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                               27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                            Six Months Ended     Year Ended
Government Portfolio                          June 30, 2000   December 31, 1999
================================================================================
Class A
  Shares sold                                11,070,271,477      19,504,048,114
  Shares issued on reinvestment                 129,583,808         250,660,045
  Shares reacquired                         (11,044,109,375)    (19,625,167,349)
--------------------------------------------------------------------------------
  Net Increase                                  155,745,910         129,540,810
================================================================================
Class L
  Shares sold                                         8,784              18,659
  Shares issued on reinvestment                       2,795               7,304
  Shares reacquired                                  (6,790)           (119,109)
--------------------------------------------------------------------------------
  Net Increase (Decrease)                             4,789             (93,146)
================================================================================
Class Y
  Shares sold                                    30,594,614         179,814,769
  Shares issued on reinvestment                     560,606             620,607
  Shares reacquired                             (18,587,381)       (176,004,288)
--------------------------------------------------------------------------------
  Net Increase                                   12,567,839           4,431,088
================================================================================
Class Z
  Shares sold                                            --             101,824
  Shares issued on reinvestment                          --             153,688
  Shares reacquired                                      --         (57,102,441)
--------------------------------------------------------------------------------
  Net Decrease                                           --         (56,846,929)
================================================================================

Retirement Portfolio
================================================================================
Class A
  Shares sold                                 3,927,848,865       6,301,771,167
  Shares issued on reinvestment                  41,617,498          78,916,786
  Shares reacquired                          (3,965,924,478)     (6,359,076,721)
--------------------------------------------------------------------------------
  Net Increase                                    3,541,885          21,611,232
================================================================================
+ As of June 30, 1999, Class Z shares were fully redeemed.

--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

                                                                           Class A Shares
                                             ------------------------------------------------------------------------------
Cash Portfolio                                 2000(1)        1999          1998         1997         1996            1995
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
  Net investment income                       0.027          0.046         0.050         0.050         0.050         0.054
  Dividends from
    net investment income                    (0.027)        (0.046)       (0.050)       (0.050)       (0.050)       (0.054)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.77%++        4.73%          5.07%        5.12%          4.98%         5.53%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (billions)            $49            $45           $40          $31            $27           $23
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.60%+         0.62%         0.63%        0.64%        0.62%           0.62%
  Net investment income                        5.52+          4.63          4.95         5.01         4.87            5.39
===========================================================================================================================

                                                                           Class L Shares
                                             ------------------------------------------------------------------------------
Cash Portfolio                                 2000(1)        1999          1998(3)      1997         1996            1995
===========================================================================================================================
Net Asset Value, Beginning of Period          $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                       0.028          0.047         0.050        0.051        0.050           0.054
  Dividends from
    net investment income                    (0.028)        (0.047)       (0.050)      (0.051)      (0.050)         (0.054)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.79%++        4.78%         5.12%        5.17%        4.98%           5.53%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $203           $582          $412       $2,016       $2,152          $1,737
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
  Expenses(2)                                  0.56%+         0.57%         0.59%        0.59%        0.62%           0.62%
  Net investment income                        5.56+          4.70          5.07         5.05         4.87            5.39
===========================================================================================================================

                                                                           Class Y Shares
                                             ------------------------------------------------------------------------------
Cash Portfolio                                 2000(1)        1999          1998         1997         1996            1995
===========================================================================================================================
Net Asset Value, Beginning of Period          $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                       0.028          0.048         0.052        0.052        0.051           0.054
  Dividends from
    net investment income                    (0.028)        (0.048)       (0.052)      (0.052)      (0.051)         (0.054)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.87%++        4.91%         5.29%        5.32%        5.09%           5.50%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $28            $67          $159          $64          $52             $30
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.41%+         0.42%         0.42%        0.43%        0.52%           0.51%
  Net investment income                        5.71+          4.76          5.17         5.22         4.97            5.29
===========================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                29

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

                                                                           Class Z Shares
                                             ------------------------------------------------------------------------------
Cash Portfolio                                 2000(1)        1999          1998         1997         1996            1995
===========================================================================================================================
Net Asset Value,
  Beginning of Period                         $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                       0.028          0.048         0.052        0.052        0.051           0.055
  Dividends from
    net investment income                    (0.028)        (0.048)       (0.052)      (0.052)      (0.051)         (0.055)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.87%++        4.91%         5.29%        5.33%        5.06%           5.63%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $150,512       $127,787            $2           $6           $6              $5
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.41%+         0.41%         0.43%        0.44%        0.53%           0.52%
  Net investment income                        5.71+          4.86          5.21         5.21         4.96            5.49
===========================================================================================================================

                                                                           Class A Shares
                                             ------------------------------------------------------------------------------
Government Portfolio                           2000(1)        1999          1998         1997         1996            1995
===========================================================================================================================
Net Asset Value,
  Beginning of Period                         $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                       0.027          0.045         0.049        0.049        0.048           0.053
  Dividends from
    net investment income                    (0.027)        (0.045)       (0.049)      (0.049)      (0.048)         (0.053)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.71%++        4.60%         5.00%        5.04%        4.89%           5.45%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (billions)             $6             $5            $5           $5           $4              $4
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.61%+         0.61%         0.60%        0.61%        0.61%           0.60%
  Net investment income                        5.40+          4.50          4.88         4.92         4.78            5.31
===========================================================================================================================

                                                                           Class L Shares
                                             ------------------------------------------------------------------------------
Government Portfolio                           2000(1)        1999          1998(3)      1997         1996            1995
===========================================================================================================================
Net Asset Value,
  Beginning of Period                         $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                       0.027          0.045         0.049        0.049        0.048           0.053
  Dividends from
    net investment income                    (0.027)        (0.045)       (0.049)      (0.049)      (0.048)         (0.053)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.72%++        4.62%         5.01%        5.04%        4.89%           5.46%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $118           $113          $206         $502         $982          $1,459
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.59%+         0.59%         0.59%        0.61%        0.61%           0.60%
  Net investment income                        5.41+          4.47          4.94         4.90         4.78            5.36
===========================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
30                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

                                                                           Class Y Shares
                                             ------------------------------------------------------------------------------
Government Portfolio                          2000(1)        1999          1998         1997         1996            1995
===========================================================================================================================
Net Asset Value, Beginning of Period          $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                       0.027          0.047         0.050        0.050        0.049           0.054
  Dividends from
    net investment income                    (0.027)        (0.047)       (0.050)      (0.050)      (0.049)         (0.054)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.79%++        4.78%         5.13%        5.14%        4.99%           5.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $20,658         $8,090        $3,659       $7,430      $51,873          $5,376
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.45%+         0.45%         0.48%        0.51%        0.51%           0.50%
  Net investment income                        5.55+          4.64          5.06         4.98         4.88            5.51
===========================================================================================================================

                                                                           Class A Shares
                                             ------------------------------------------------------------------------------
Retirement Portfolio                         2000(1)        1999          1998         1997         1996            1995
===========================================================================================================================
Net Asset Value, Beginning of Period          $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income(3)                    0.027          0.046         0.049        0.049        0.048           0.053
  Dividends from
    net investment income                    (0.027)        (0.046)       (0.049)      (0.049)      (0.048)         (0.053)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00          $1.00         $1.00        $1.00        $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.75%++        4.65%         5.04%        5.03%        4.86%           5.42%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $1,707         $1,704        $1,682       $1,367       $1,355          $1,280
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)(3)                               0.70%+         0.69%         0.70%        0.71%        0.71%           0.72%
  Net investment income                        5.53+          4.55          4.92         4.92         4.75            5.28
===========================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) The investment manager waived a portion of their management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                           Per Share Decreases to            Expense Ratios
                            Net Investment Income         Without Reimbursement
                        ----------------------------  --------------------------
    1999                         $0.0001                         0.71%
    1998                          0.0002                         0.72

++Total return is not annualized, as it may not be representative of total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                31

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

                        [LOGO OF SALOMON SMITH BARNEY]

Directors
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson,Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President

Martin R. Hanley
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager
SSB Citi Fund Management LLC

Distributor
Salomon Smith Barney, Inc.

Custodian
PFPC Trust Company

Transfer Agent
Citi Fiduciary Trust Company
125 Broad Street, 11(th)Floor
New York, New York 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699


This report is submitted for the general information of the shareholders of Smith
Barney Money Funds, but it may also be
used as sales literature when preceded or accompanied by the current Prospectus which gives details about changes, expenses, investment objectives and operating policies of the Portfolios. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.


Salomon Smith Barney is a service mark
of Salomon Smith Barney Inc.

Smith Barney
Money Funds, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD0622 8/00